Investments (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other-Than-Temporary Impairments
Other than temporary Impairments	$ 55	$ 1,969	$ 53
OTTI recognized in earnings	24	1,865	53
Portion of net (gain) loss recognize in other comprehensive loss, before taxes	31	104	0
Fixed maturity securities
Other-Than-Temporary Impairments
OTTI recognized in earnings	24	1,865	14
Credit loss impairments on fixed maturity securities for which a portion of the OTTI loss was recognized in AOCI
Balance, beginning of year	14,164	26,970	29,374
Additions for credit loss impairments recognized in the current period on securities previously impaired	24	87	14
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(461)	(123)	(403)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(260)	(12,770)	(2,015)
Balance, end of year	$ 13,467	$ 14,164	$ 26,970